Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2014 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships	$2,761.7	$(1,600.5)	$1,161.2
Trademarks	122.8	(16.0)	106.8
	$2,884.5	$(1,616.5)	$1,268.0

Intangible assets as of December 31, 2013 consist of the following (in millions):

	Cost	Accumulated Amortization	Net
Customer relationships	$2,688.8	$(1,455.1)	$1,233.7
Trademarks	118.8	(13.2)	105.6
	$2,807.6	$(1,468.3)	$1,339.3
Computer software as of December 31, 2014 and 2013 consists of the following (in millions):

	2014	2013
Software from business acquisitions	$519.2	$535.6
Capitalized software development costs	953.1	847.6
Purchased software	120.3	174.3
Computer software	1,592.6	1,557.5
Accumulated amortization	(699.2)	(701.0)
Computer software, net of accumulated amortization	$893.4	$856.5

Schedule of Estimated Amortization of Intangibles for the Next Five Years
Estimated amortization of intangibles, including the contract intangible in our Brazilian Venture, which is amortized as a reduction in revenue, for the next five years is as follows (in millions):

2015	$220.8
2016	212.0
2017	206.7
2018	205.5
2019	206.0